Merger - Narrative (Details) $ / shares in Units, $ in Thousands								3 Months Ended
	Feb. 27, 2024 shares	Jan. 09, 2024 shares	Jan. 03, 2024 shares	Jan. 02, 2024 USD ($) shares	Dec. 31, 2023 USD ($) BusinessDay shares	Dec. 27, 2023 USD ($) BusinessDay Agreement shares	Dec. 26, 2023 USD ($) $ / shares shares	Apr. 30, 2024 shares	Mar. 31, 2024 shares	Sep. 30, 2024 USD ($)	May 10, 2024 shares	Jan. 19, 2024 shares	Oct. 28, 2022 USD ($)	Aug. 01, 2022 USD ($)	May 25, 2021 USD ($)
Schedule of Reverse Recapitalization [Line Items]
Number of shares called by each warrant (in shares)						1
Long-term debt | $					$ 193,289					$ 197,876
Period for which additional stock penalty will be waived if S-1 is not declared effective									60 days
Subsequent Event
Schedule of Reverse Recapitalization [Line Items]
Period for which additional stock penalty will be waived if S-1 is not declared effective									60 days
Bridge Notes
Schedule of Reverse Recapitalization [Line Items]
Long-term debt | $							$ 95,503						$ 85,000
Mr. Segrave, Jr.
Schedule of Reverse Recapitalization [Line Items]
Common units, redeemed (in shares)						70,000
Public Warrants
Schedule of Reverse Recapitalization [Line Items]
Number of warrants (in shares)						7,066,668					2,521,569
Public Warrants | Subsequent Event
Schedule of Reverse Recapitalization [Line Items]
Number of warrants (in shares)												5,805,544
Private Placement Warrant
Schedule of Reverse Recapitalization [Line Items]
Number of warrants (in shares)					4,333,333	4,333,333
Existing Equityholders
Schedule of Reverse Recapitalization [Line Items]
Stock converted (in shares)							60,000,000
EGA | Public Warrants
Schedule of Reverse Recapitalization [Line Items]
Warrants agreed to be exchanged (in shares)							1,694,456
Warrants exchanged (in shares)						433,332
Underwriter
Schedule of Reverse Recapitalization [Line Items]
Merger, number of agreements entered into to amend terms | Agreement						2
Underwriter | Underwriting Agreement
Schedule of Reverse Recapitalization [Line Items]
Merger, payment due at closing | $															$ 7,875
Underwriter | Amended Underwriting Agreement
Schedule of Reverse Recapitalization [Line Items]
Merger, payment due at closing | $						$ 500
Stock, shares to be issued (in shares)						300,000
Stock, shares to be issued, maximum number of days following initial filing						5 days
Merger, provision for additional payment, maximum number of business days registration is not deemed effective | BusinessDay					60	60
Underwriter | Letter Agreement
Schedule of Reverse Recapitalization [Line Items]
Merger, one-time success fee due at closing | $														$ 1,500
Underwriter | Amended Letter Agreement
Schedule of Reverse Recapitalization [Line Items]
Merger, one-time success fee due, maximum number of days after closing						60 days
Common Class A | Subsequent Event
Schedule of Reverse Recapitalization [Line Items]
Stock sold (in shares)								300,000
Common Class A | Underwriter | Amended Underwriting Agreement
Schedule of Reverse Recapitalization [Line Items]
Stock sold (in shares)						300,000
Common Class A | Common Stock
Schedule of Reverse Recapitalization [Line Items]
Stock issued for services (in shares)		73,600				73,600
Issuance of Class A common stock upon conversion of Bridge Notes (in shares)	73,947		203,500						277,447
Common Class A | Common Stock | Subsequent Event
Schedule of Reverse Recapitalization [Line Items]
Stock issued for services (in shares)		73,600
Issuance of Class A common stock upon conversion of Bridge Notes (in shares)	73,947		203,500
Common Class A | Common Stock | Third Party
Schedule of Reverse Recapitalization [Line Items]
Stock transferred during period, shares, non-redemption agreement (in shares)						70,000
Common Class A | Common Stock | EGA Sponsor
Schedule of Reverse Recapitalization [Line Items]
Recapitalization exchange ratio						1
Common Class A | Common Stock | EGA Sponsor | Shares Issued for EGA Stock Not Subject to Redemption
Schedule of Reverse Recapitalization [Line Items]
Stock acquired (in shares)						5,624,000
Common Class A | Common Stock | EGA Sponsor | Private Placement Warrant
Schedule of Reverse Recapitalization [Line Items]
Number of warrants (in shares)						4,333,333
Common Class A | Common Stock | EGA Sponsor | Not Subject to Possible Redemption
Schedule of Reverse Recapitalization [Line Items]
Recapitalization exchange ratio						1
Common Class A | Common Stock | EGA
Schedule of Reverse Recapitalization [Line Items]
Stock exchanged (in shares)						75,000
Common Class A | Common Stock | EGA | Shares Issued for EGA Stock Not Subject to Redemption
Schedule of Reverse Recapitalization [Line Items]
Stock acquired (in shares)						5,624,000
Common Class A | Common Stock | EGA | Shares Issued for EGA Stock Subject to Redemption
Schedule of Reverse Recapitalization [Line Items]
Stock acquired (in shares)						1,306,922
Common Class A | Common Stock | EGA | Public Warrants
Schedule of Reverse Recapitalization [Line Items]
Number of warrants (in shares)						7,066,668	372,780
Number of shares called by each warrant (in shares)						1
Common Class A | Common Stock | EGA | Public Warrants | Shares Issued For EGA Public Warrants [Member]
Schedule of Reverse Recapitalization [Line Items]
Stock acquired (in shares)						95,333
Common Class A | Common Stock | EGA | Private Placement Warrant
Schedule of Reverse Recapitalization [Line Items]
Number of warrants (in shares)						4,333,333
Number of shares called by each warrant (in shares)						1	1
Common Class A | Common Stock | Underwriter
Schedule of Reverse Recapitalization [Line Items]
Purchase of stock, reimbursement received | $				$ 18		$ 800
Common Class A | Common Stock | Underwriter | Subsequent Event
Schedule of Reverse Recapitalization [Line Items]
Purchase of stock, reimbursement received | $				$ 18
Common Class A | Common Stock | Underwriter | Amended Underwriting Agreement
Schedule of Reverse Recapitalization [Line Items]
Reverse recapitalization, contingent consideration, equity (in shares)					50,000	50,000
Common Class A | Common Stock | Underwriter | Public Stockholder
Schedule of Reverse Recapitalization [Line Items]
Stock sold (in shares)				75,000	75,000		75,000
Stock, redemption reversed (in shares)							75,000
Stock sold, consideration received | $							$ 818
Stock sold, price per share (in dollars per share) | $ / shares							$ 10.9
Common Class A | Common Stock | Underwriter | Public Stockholder | Subsequent Event
Schedule of Reverse Recapitalization [Line Items]
Stock sold (in shares)				75,000
Common Class A | Common Stock | Investor | Mr. Segrave, Jr.
Schedule of Reverse Recapitalization [Line Items]
Stock transferred during period, shares, non-redemption agreement (in shares)						70,000
Common Class A | Common Stock | Affiliates and Non-Affiliates of EGA Sponsor | Shares Issued for Bridge Notes
Schedule of Reverse Recapitalization [Line Items]
Issuance of Class A common stock upon conversion of Bridge Notes (in shares)						9,550,274
Common Class B | Common Stock
Schedule of Reverse Recapitalization [Line Items]
Stock cancelled during period, shares, non-redemption agreement						70,000
Common Class B | Common Stock | Existing Equityholders
Schedule of Reverse Recapitalization [Line Items]
Stock converted (in shares)						60,000,000
Common Class B | Common Stock | EGA Sponsor | Shares Issued for EGA Stock
Schedule of Reverse Recapitalization [Line Items]
Stock acquired (in shares)						1,000
Common Class B | Common Stock | EGA | Shares Issued for EGA Stock
Schedule of Reverse Recapitalization [Line Items]
Stock acquired (in shares)						1,000
EGA Common Class A | Common Stock | EGA | Private Placement Warrant
Schedule of Reverse Recapitalization [Line Items]
Number of shares called by each warrant (in shares)						1